Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31
	2020	2019

Government authorities	$26	$129
Advances to suppliers	580	568
Derivatives (See Note 11)	-	13
Prepaid expenses	488	482
Accrued income	146	22
Other	71	59

	$1,311	$1,273